UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07390

Boulder Total Return Fund, Inc.

(Exact name of registrant as specified in charter)

2344 Spruce Street, Suite A, Boulder, CO 80302

(Address of principal executive offices) (Zip code)

Stephen C. Miller, Esq.

2344 Spruce Street, Suite A

Boulder, CO 80302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 444-5483

Date of fiscal year end: November 30

Date of reporting period: February 28, 2011

Item 1 – Schedule of Investments.

The Schedule of Investments is included herewith.

PORTFOLIO OF INVESTMENTS	BOULDER TOTAL RETURN FUND, INC.
February 28, 2011 (Unaudited)

Shares/ Principal Amount	Description	Value (Note 1)

LONG TERM INVESTMENTS 94.2%
DOMESTIC COMMON STOCKS 82.6%
Coal 0.2%
21,000	Penn Virginia Resource Partners L.P.	$600,180

Construction Machinery 1.9%
60,000	Caterpillar, Inc.	6,175,800

Diversified 40.8%
690	Berkshire Hathaway, Inc., Class A*	90,597,000
460,000	Berkshire Hathaway, Inc., Class B*	40,148,800

		130,745,800

Diversified Financial Services 0.8%
80,000	AllianceBernstein Holding L.P.	1,820,800
5,700	Franklin Resources, Inc.	716,034

		2,536,834
Electric Utilities 1.2%
17,500	Black Hills Corp.	539,350
14,341	FirstEnergy Corp.	549,241
60,000	PPL Corp.	1,525,800
16,600	Public Service Enterprise Group, Inc.	542,820
12,400	SCANA Corp.	501,952

		3,659,163
Gas 0.2%
12,000	Inergy L.P.	497,760

Healthcare Products & Services 4.1%
216,000	Johnson & Johnson	13,271,040

Manufacturing 0.2%
8,000	3M Co.	737,840

Pharmaceuticals 0.7%
123,300	Pfizer, Inc.	2,372,292

Pipelines 0.5%
15,000	Boardwalk Pipeline Partners L.P.	498,150
9,200	Energy Transfer Partners L.P.	504,436
13,700	Enterprise Products Partners L.P.	597,320

		1,599,906
Real Estate 0.2%
17,300	WP Carey & Co. LLC	586,816

Real Estate Investment Trusts (REITs) 0.9%
16,400	HCP, Inc.	623,200
11,500	Health Care REIT, Inc.	600,530
22,000	Healthcare Realty Trust, Inc.	512,600
14,450	Nationwide Health Properties, Inc.	617,593
16,300	Realty Income Corp.	586,311

		2,940,234

Shares/ Principal Amount	Description	Value (Note 1)

	Registered Investment Companies (RICs) 4.4%
736,836	Cohen & Steers Infrastructure Fund, Inc.	$13,078,839
32,034	Cohen & Steers Quality Income Realty Fund, Inc.	314,574
45,500	RMR Asia Pacific Real Estate Fund	815,360

		14,208,773

	Retail 26.3%
72,500	The Home Depot, Inc.	2,716,575
177,000	Walgreen Co.	7,671,180
370,000	Wal-Mart Stores, Inc.	19,232,600
1,085,000	Yum! Brands, Inc.	54,608,050

		84,228,405
	Tobacco Products 0.2%
9,700	Philip Morris International, Inc.	608,966

TOTAL DOMESTIC COMMON STOCKS (Cost $128,958,342)		264,769,809

FOREIGN COMMON STOCKS 10.6%
	Canada 0.3%
80,000	Pengrowth Energy Corp.	1,031,200

	Germany 0.1%
4,500	RWE AG	304,374

	Hong Kong 4.3%
515,000	Cheung Kong Holdings, Ltd.	8,014,638
10,500	Guoco Group, Ltd.	130,508
104,500	Henderson Land Development Co., Ltd.	662,182
6,156,000	Midland Holdings, Ltd.	5,027,242

		13,834,570
	Netherlands 2.4%
60,000	Heineken Holding NV	2,755,499
95,117	Heineken NV	4,903,777

		7,659,276
	New Zealand 1.1%
4,779,336	Kiwi Income Property Trust	3,595,730

	Switzerland 0.6%
20,000	Nestle SA	1,132,279
8,000	Transocean, Ltd.*	677,040

		1,809,319
	United Kingdom 1.8%
75,000	Diageo PLC, Sponsored ADR	5,869,500

TOTAL FOREIGN COMMON STOCKS (Cost $24,702,996)		34,103,969

AUCTION PREFERRED SECURITIES 0.1%
8	Neuberger Berman Real Estate Securities Income Fund, Inc., Series C(1)	175,000

TOTAL AUCTION PREFERRED SECURITIES (Cost $200,021)		175,000

Shares/ Principal Amount	Description	Value (Note 1)

FOREIGN GOVERNMENT BONDS 0.9%
3,863,000 NZD	New Zealand Treasury Bonds, 6.000% due 11/15/2011	$2,970,590

	TOTAL FOREIGN GOVERNMENT BONDS (Amortized Cost $2,865,415)	2,970,590

WARRANTS 0.0%(2)
20,900	Henderson Land Development Co., Ltd., (expiring 06/01/2011, HKD 58.00)*	1,503

TOTAL WARRANTS (Cost $0)		1,503

TOTAL LONG TERM INVESTMENTS (Cost $156,726,774)		302,020,871

SHORT TERM INVESTMENTS 5.7%
MONEY MARKET FUNDS 5.7%
89,074	Dreyfus Treasury Cash Management Money Market Fund, Institutional Class, 7-Day Yield - 0.017%	89,074
18,000,000	JPMorgan Prime Money Markey Fund, 7-Day Yield - 0.252%	18,000,000

		18,089,074

TOTAL MONEY MARKET FUNDS (Cost $18,089,074)		18,089,074

TOTAL SHORT TERM INVESTMENTS (Cost $18,089,074)		18,089,074

TOTAL INVESTMENTS 99.9% (Cost $174,815,848)		320,109,945

OTHER ASSETS AND LIABILITIES 0.1%		380,957

TOTAL NET ASSETS AVAILABLE TO COMMON AND PREFERRED STOCK 100.0%		320,490,902

TAXABLE AUCTION MARKET PREFERRED STOCK (AMPS) REDEMPTION VALUE PLUS ACCRUED DIVIDENDS		(72,139,444)

TOTAL NET ASSETS AVAILABLE TO COMMON STOCK		$248,351,458

*	Non-income producing security.
(1)

Fair valued security under procedures established by the Fund’s Board of Directors. Total market value of fair valued securities as of February 28, 2011 is $175,000 or 0.05% of Total Net Assets Available to Common and Preferred Stock.

(2)	Less than 0.05% of Total Net Assets Available to Common and Preferred Stock.

Percentages are stated as a percent of the Total Net Assets Available to Common and Preferred Stock.

Common Abbreviations:

ADR - American Depositary Receipt.

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e.,

    owned by shareholders.

HKD - Hong Kong Dollar.

NV - Naamloze Vennootchap is the Dutch term for a public limited liability corporation.

NZD - New Zealand Dollar.

SA - Generally designates corporations in various countries, mostly those employing the civil law.

See Notes to Quarterly Portfolio of Investments.

Boulder Total Return Fund, Inc.

February 28, 2011 (Unaudited)

Note 1. Valuation and Investment Practices

Portfolio Valuation: The net asset value of Boulder Total Return Fund, Inc.’s (the “Fund”) common shares is determined by the Fund’s co-administrator no less frequently than on the last business day of each week and month. It is determined by dividing the value of the Fund’s net assets attributable to common stock by the number of common shares outstanding. The value of the Fund’s net assets attributable to common shares is deemed to equal the value of the Fund’s total assets less (i) the Fund’s liabilities and (ii) the aggregate liquidation value of the outstanding Taxable Auction Market Preferred Stock. Securities listed on a national securities exchange are valued on the basis of the last sale on such exchange or the NASDAQ Official Close Price on the day of valuation. In the absence of sales of listed securities and with respect to securities for which the most recent sale prices are not deemed to represent fair market value, and unlisted securities (other than money market instruments), securities are valued at the mean between the closing bid and asked prices, or based on a matrix system which utilizes information (such as credit ratings, yields and maturities) from independent sources. Investments for which market quotations are not readily available or do not otherwise accurately reflect the fair value of the investment are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund, including reference to valuations of other securities which are considered comparable in quality, maturity and type. Investments in money market instruments, which mature in 60 days or less at the time of purchase, are valued at amortized cost.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the Fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the Fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Fund may also fair value securities in other situations, such as when a particular foreign market is closed but the U.S. market is open. The Fund uses outside pricing services to provide it with closing prices and information to evaluate and/or adjust those prices. The Fund cannot predict how often it will use closing prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the Fund routinely compares closing prices, the next day’s opening prices in the same markets, and adjusted prices.

Various inputs are used to determine the value of the Fund’s investments. Observable inputs are inputs that reflect the assumptions market participants would use based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions based on the best information available in the circumstances.

These inputs are summarized in the three broad levels listed below.

•	Level 1— Unadjusted quoted prices in active markets for identical investments

•	Level 2—Significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of February 28, 2011 in valuing the Fund’s investments carried at value:

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Domestic Common Stocks	$264,769,809	$-	$-	$264,769,809
Foreign Common Stocks	34,103,969	-	-	34,103,969
Auction Preferred Securities	-	-	175,000	175,000

Foreign Government Bonds	-	2,970,590	-	2,970,590
Warrants	1,503	-	-	1,503
Short Term Investments	18,089,074	-	-	18,089,074

Total	$316,964,355	$2,970,590	$175,000	$320,109,945

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities at Value*	Balance as of 11/30/2010	Realized gain/(loss)	Change in unrealized appreciation	Net purchases/ (sales)	Transfer in and/or out of Level 3	Balance as of 2/28/2011
Auction Preferred Securities	$175,000	-	-	-	$-	$175,000
Total	$175,000	-	-	-	$-	$175,000

* For detailed description of industry and/or geography classifications, see the accompanying Portfolio of Investments.

Securities Transactions and Investment Income: Securities transactions are recorded as of the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on ex-dividend dates. Interest income is recorded using the interest method.

The actual amounts of dividend income and return of capital received from investments in real estate investment trusts (“REITS”) and registered investment companies (“RICS”) at calendar year-end are determined after the end of the fiscal year. The Fund therefore estimates these amounts for accounting purposes until the actual characterization of REIT and RIC distributions is known. Distributions received in excess of the estimate are recorded as a reduction of the cost of investments.

Foreign Currency Translation: The Fund may invest a portion of its assets in foreign securities. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities denominated in foreign currencies are translated in U.S. dollars at the exchange rate prevailing at the end of the period, and purchases and sales of investment securities, income and expenses transacted in foreign currencies are translated at the exchange rate on the dates of such transactions.

Foreign currency gains and losses result from fluctuations in exchange rates between trade date and settlement date on securities transactions, foreign currency transactions, and the difference between amounts of foreign interest and dividends recorded on the books of the Fund and the amounts actually received. The Fund records net realized gain or loss on investment securities and foreign currency transactions separately.

Concentration Risk: The Fund operates as a “diversified” management investment company, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). Under this definition, at least 75% of the value of the Fund’s total assets must at the time of investment consist of cash and cash items (including receivables), U.S. Government securities, securities of other investment companies, and other securities limited in respect of any one issuer to an amount not greater in value than 5% of the value of the Fund’s total assets (at the time of purchase) and to not more than 10% of the voting securities of a single issuer. This limit does not apply, however, to 25% of the Fund’s assets, which may be invested in a single issuer. A more concentrated portfolio may cause the Fund’s net asset value to be more volatile and thus may subject stockholders to more risk. The Fund may hold a substantial position (up to 25% of its assets at the time of purchase) in the common stock of a single issuer. As of February 28, 2011, the Fund held more than 25% of its assets in Berkshire Hathaway, Inc., as a direct result of the market appreciation of the issuer since the time of purchase. Thus, the volatility of the Fund’s common stock, and the Fund’s net asset value and its performance in general, depends disproportionately more on the performance of this single issuer than that of a more diversified fund.

The Fund intends to concentrate its common stock investments in a few issuers and to take large positions in those issuers. As a result, the Fund is subject to a greater risk of loss than a fund that diversifies its investments more broadly. Taking larger positions is also likely to increase the volatility of the Fund’s net asset value reflecting fluctuation in the value of its large holdings. Under normal market conditions, the Fund intends to invest in a portfolio of common stocks. The portion of the Fund’s assets invested in each stock can vary depending on market conditions. The term “common stocks” includes both stocks acquired primarily for their appreciation potential and stocks acquired for their income potential, such as dividend-paying RICs and REITs. The term “income securities” includes bonds, U.S. Government securities, notes, bills, debentures, preferred stocks, convertible securities, bank debt obligations, repurchase agreements and short-term money market obligations.

Effective July 30, 2010, the Fund implemented a Board initiated and approved fundamental investment policy which prohibits the Fund from investing more than 4% of its total assets (including leverage) in any single issuer at the time of purchase. The Fund’s existing greater-than-4% holdings as of July 30, 2010 were grandfathered into the policy so that the Fund would not be required to liquidate any such holding in order to comply with the policy, but would be prohibited from adding to any grandfathered holding when it exceeds 4% of the Fund’s total assets.

Use of Estimates: The preparation of financial statements in accordance with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Unrealized Appreciation/ (Depreciation)

On February 28, 2011, based on cost of $174,368,189 for federal income tax purposes, aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $146,984,199 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $1,242,443, resulting in net unrealized appreciation of $145,741,756.

Note 3. Recently Issued Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update “Improving Disclosures about Fair Value Measurements” (“ASU”). The ASU requires enhanced disclosures about a) transfers into and out of Levels 1 and 2, and b) purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The first disclosure is effective for the first reporting period beginning after December 15, 2009, and for interim periods within those fiscal years. There were no significant transfers into and out of Levels 1 and 2 during the current period presented.

The second disclosure will become effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact this disclosure may have on the Fund’s financial statements.

Item 2 - Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) were effective as of a date within 90 days of the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

(a)	Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Boulder Total Return Fund, Inc.

By:	/s/ Stephen C. Miller
Stephen C. Miller, President
(Principal Executive Officer)

Date:	April 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen C. Miller
Stephen C. Miller, President
(Principal Executive Officer)

Date:	April 28, 2011

By:	/s/ Nicole L. Murphey
Nicole L. Murphey, Chief Financial Officer, Chief Accounting Officer, Vice President, Treasurer, Asst. Secretary
(Principal Financial Officer)

Date:	April 28, 2011